Long-term investments, net	12 Months Ended
Sep. 30, 2025
Long-term investments, net
Long-term investments, net

Note 7 - Long-term investments, net

Long-term investments of the Company relate to investment of RMB50 million (approximately $7.1 million) in Shanghai Zhong Jian Yiting Medical Health Technology Partnership (“Partnership”) as a Limited Partner (“LP”) with a third party, Zhong Jian (Lishui) Business Management Co., Ltd., who is a General Partner (“GP”) or the executive partner in the Partnership and GP has decision-making authority in significant financial and operating decisions of the Partnership, and investment of RMB1 million (approximately $0.1 million) in 10% equity of Zhejiang Yili Yuncang Technology Group Co., Ltd

Long-term investments, net of allowance, are as follows:

	As of	As of
	September 30,	September 30,
	2025	2024

Long-term investments	$7,163,928	$7,267,442
Less: Impairment	(231,524)	(234,869)
Total	$6,932,404	$7,032,573

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of September 30, 2025 and 2024, impairment for long-term investments was $231,524 and $234,869, respectively.